Supplementary Financial Information (Schedule Of Quarterly Information) (Details) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplementary Financial Information [Abstract]
Operating revenues (Note 4)		$ 1,079	$ 1,211	$ 1,041	$ 1,016	$ 995	$ 1,095	$ 1,021	$ 990
Operating income	$ 242	236	369	253	216	206	293	244	202	$ 1,074	$ 945	$ 808
Net income	$ 131	$ 133	$ 263	$ 139	$ 116	$ 119	$ 194	$ 143	$ 89	$ 651	$ 545	$ 419